Shareholders’ Deficit (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Sep. 17, 2024	Sep. 09, 2021	Jan. 01, 2016
Shareholders’ Deficit [Line Items]
Sale of shares (in Shares)	14,121	59,772
Proceeds from sale	$ 30,000	$ 405,000
Aggregate grant date fair value	$ 87,378	1,046,188
Weighted-average period	6 months
Stock based compensation expense	$ 53,776	$ 3,788
Warrant [Member]
Shareholders’ Deficit [Line Items]
Exercise price per share (in Dollars per share)		$ 2.26	$ 4.65
Issued warrants (in Shares)	69,333	302,308	3,561
2021 EIP [Member]
Shareholders’ Deficit [Line Items]
Issuance of common stock (in Shares)				200,000
Employee Equity Incentives Plans [Member]
Shareholders’ Deficit [Line Items]
Total unrecognized compensation cost	$ 50,151
Total fair value of options vested	$ 105,074	$ 153,542
Common Stock [Member]
Shareholders’ Deficit [Line Items]
Warrants to purchase of common stock (in Shares)	12,121
Exercise price per share (in Dollars per share)	$ 1.65
Purchase of shares (in Shares)	2,000	59,772
Common Stock [Member] | Private Placement [Member]
Shareholders’ Deficit [Line Items]
Exercise price per share (in Dollars per share)	$ 15
Common Stock [Member] | Warrant [Member]
Shareholders’ Deficit [Line Items]
Exercise price per share (in Dollars per share)		$ 17
Share-Based Payment Arrangement, Option [Member]
Shareholders’ Deficit [Line Items]
Fair value options granted (in Dollars per share)	$ 1.53	$ 4
Share-Based Payment Arrangement [Member]
Shareholders’ Deficit [Line Items]
Total unrecognized compensation cost	$ 337,252
Total fair value of options vested	$ 34,238	$ 60,588
Consultants [Member]
Shareholders’ Deficit [Line Items]
Exercise price per share (in Dollars per share)	$ 2.2	$ 5.69
Consultants [Member] | Common Stock [Member]
Shareholders’ Deficit [Line Items]
Purchase of shares (in Shares)	75,000	25,050
Stock Option [Member]
Shareholders’ Deficit [Line Items]
Options exercised
Stock based compensation expense	$ 98,752	$ 77,860
Common Stock [Member]
Shareholders’ Deficit [Line Items]
Exercise price per share (in Dollars per share)		$ 16
Common Stock [Member] | Warrant [Member]
Shareholders’ Deficit [Line Items]
Issued warrants (in Shares)		4,386
Common Stock [Member] | 2016 EIP [Member]
Shareholders’ Deficit [Line Items]
Issuance of common stock (in Shares)					155,037
Restricted Stock [Member]
Shareholders’ Deficit [Line Items]
Obligation to issue shares (in Shares)	187,500
Private Placement [Member]
Shareholders’ Deficit [Line Items]
Warrants to purchase of common stock (in Shares)	11,765	25,501
Obligation to issue shares (in Shares)	5,478
Stock issuance fee	$ 35,134